Geographic and Significant Customer Information - Summary of Different Geographic Regions (Parenthetical) (Detail)	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of geographic segment revenue threshold	10.00%	10.00%	10.00%
Percentage of geographic segment long-lived assets threshold	10.00%	10.00%
Asia-Pacific Region [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of geographic segment long-lived assets threshold	12.00%	12.00%